Related Party Transactions (Details Narrative) (10-K) - USD ($)			1 Months Ended		12 Months Ended
	Mar. 29, 2018	Oct. 17, 2017	May 14, 2018	Dec. 07, 2017	Dec. 31, 2017
Number of shares sold	206,000		1,150,500	1,000,000
Sales of stock price per share	$ 0.60		$ .60	$ 0.30
Cash consideration					$ 413,000
Related party description		As a result of these issuances, the four accredited investors became greater than 5% shareholders.
One Accredited Investors [Member]
Number of restricted shares		2,600,000
Number of shares sold		650,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000
Two Accredited Investors [Member]
Number of restricted shares		2,600,000
Number of shares sold		650,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000
Three Accredited Investors [Member]
Number of restricted shares		2,600,000
Number of shares sold		650,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000
Four Accredited Investors [Member]
Number of restricted shares		2,600,000
Number of shares sold		650,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000